BORROWING, FINANCING AND DEBENTURES - Additional Information (Detail) $ in Thousands				12 Months Ended
	Dec. 06, 2022 BRL (R$)	Jul. 25, 2022 BRL (R$) Debenture	May 04, 2021 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Aug. 31, 2023 BRL (R$)	Sep. 19, 2022 BRL (R$)	May 04, 2021 USD ($)
BORROWING, FINANCING AND DEBENTURES
Annual percentage interest rate				11.30%
Unsecured Debentures [Member]
BORROWING, FINANCING AND DEBENTURES
Debt Issuance Cost				R$ 27,072,000	R$ 32,059,000
Interest Costs				4,987,000	7,704,000
Debentures, Series 11 [Member]
BORROWING, FINANCING AND DEBENTURES
Notional Amount		R$ 826,030,000
Number Of Debentures Issued | Debenture		826,030
Borrowings Adjustment To Interest Rate Basis		1.65%
Borrowings Interest Rate Basis		100% of the accrued variation of the daily average rates for Interfinancial Deposits (DI)
Nominal Unit Value		R$ 1,000,000
Unsecured Debentures Due September 21, 2022 [Member] | Tranche Three [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures				162,800,000
Unsecured Debentures Due August 26, 2024 [Member] | Tranche One [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures				145,830,000
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Two [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures				19,210,000
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Three [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures				295,280,000
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Four [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures				202,910,000
Unsecured Debentures Due August 26, 2024 [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures	R$ 913,220,000
ESG debt securities (“Notes ESG”) [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Notional Amount			R$ 5,600,000,000					$ 1,000,000
Borrowings Maturity			May 3, 2028
Debt Issuance Cost				R$ 0
Deferred Notes Issuance Costs						R$ 79,410,000
Annual percentage interest rate			4.125%					4.125%
Target Percentage Of Reduction In Greenhouse Gas Emission				13.00%
Target Percentage Of Recycledplastic Use In Packaging				25.00%
Commercial notes [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Notional Amount							R$ 500,000,000
Debt Issuance Cost				R$ 801,000	1,266,000
Interest Costs				R$ 465,000	R$ 126,000